BANK INDEBTEDNESS AND LONG-TERM DEBT - Schedule of borrowings (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about borrowings [line items]
Other facilities	$ 4,060	$ 5,824
Borrowings	1,171,972	1,155,786
Less: current portion	176	65
Non-current portion of non-current borrowings	1,171,796	1,155,721
Issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	8,374	9,312
Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	703,972	691,906
Senior Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	474,075	472,990
Other Facilities | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,299	$ 202